INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	December 31, 2018	December 31, 2017
Current expense (benefit)	$-	$-
Federal	-	-
Foreign	-	-
Current income tax expense	-	-

Deferred expense (benefit)	-	-
Federal	-	-
Foreign	-	-
Deferred income tax	-	-
Net deferred taxes	$-	$-

Schedule of reconciliation of income tax benefit computed using the federal statutory income tax rate
	December 31, 2018	December 31, 2017
Federal tax benefit at statutory rate	$(2,612,404)	$(282,704)
Stock-based compensation	1,546,922	7,754
State income tax benefit, net of federal tax effect	(418,095)	(24,104)
Foreign tax differential	(4,019)	8,988
Reduction of deferred taxes due to US tax reform	-	70,704
Change in valuation allowance	1,487,596	219,362
Income tax benefit	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2018	December 31, 2017
Deferred tax assets
Stock-based compensation	$971,460	$-
Federal NOL carryforwards	355,568	69,798
Foreign NOL carryforwards	340,005	109,639
Total deferred tax assets	1,667,033	179,437
Less valuation allowance	(1,667,033)	(179,437)
Net deferred tax assets	$-	$-